UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05159
                                                    ----------

                               RS Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                388 Market Street
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Terry R. Otton
                               c/o RS Investments
                                388 Market Street
                             San Francisco, CA 94111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-766-3863
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


SCHEDULE OF INVESTMENTS -- RS DIVERSIFIED GROWTH FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.5%

ADVERTISING AGENCIES -- 0.9%
Marchex, Inc., Class B 1                               157,300    $   3,381,950
--------------------------------------------------------------------------------
                                                                      3,381,950
--------------------------------------------------------------------------------

ALUMINUM -- 0.9%
Century Aluminum Co. 1                                  75,700        3,213,465
--------------------------------------------------------------------------------
                                                                      3,213,465
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 1.1%
PrivateBancorp, Inc.                                    98,750        4,097,137
--------------------------------------------------------------------------------
                                                                      4,097,137
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.1%
Critical Therapeutics, Inc. 1                           85,427          434,824
Cubist Pharmaceuticals, Inc. 1                          74,400        1,708,968
Solexa, Inc. 1                                         395,800        3,950,084
VaxGen, Inc. 1                                         211,533        1,861,490
--------------------------------------------------------------------------------
                                                                      7,955,366
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.0%
Florida Rock Industries, Inc.                           65,500        3,682,410
--------------------------------------------------------------------------------
                                                                      3,682,410
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.2%
Progressive Gaming International Corp. 1               353,857        3,386,411
Scientific Games Corp., Class A 1                      134,660        4,730,606
--------------------------------------------------------------------------------
                                                                      8,117,017
--------------------------------------------------------------------------------

COAL -- 1.1%
Alpha Natural Resources, Inc. 1                        176,630        4,087,218
--------------------------------------------------------------------------------
                                                                      4,087,218
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 0.6%
Linktone Ltd., ADR 1,3                                 364,700        2,388,785
--------------------------------------------------------------------------------
                                                                      2,388,785
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 4.5%
3Com Corp. 1                                           696,900        3,568,128
AudioCodes Ltd. 1                                      245,000        3,385,900
China GrenTech Corp. Ltd., ADR 1,3                      10,190          174,249
InPhonic, Inc. 1                                       545,140        3,810,529
Oplink Communications, Inc. 1                          121,400        2,105,076
RADVision Ltd. 1                                       198,000        3,534,300
--------------------------------------------------------------------------------
                                                                     16,578,182
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 12.6%
Aladdin Knowledge Systems 1                             57,568        1,292,402

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Altiris, Inc. 1                                        150,800    $   3,319,108
Ariba, Inc. 1                                          128,500        1,256,730
Bottomline Technologies, Inc. 1                        239,940        3,294,376
Digital River, Inc. 1                                   89,000        3,881,290
Digitas, Inc. 1                                        245,110        3,529,584
eCollege.com, Inc. 1                                   149,300        2,812,812
Equinix, Inc. 1                                         65,200        4,187,144
Informatica Corp. 1                                    206,100        3,204,855
Openwave Systems, Inc. 1                               206,970        4,466,413
PDF Solutions, Inc. 1                                  209,700        3,967,524
RightNow Technologies, Inc. 1                          203,550        3,230,338
TRX, Inc. 1                                            611,450        5,790,431
Website Pros, Inc. 1                                   168,660        2,369,673
--------------------------------------------------------------------------------
                                                                     46,602,680
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.7%
M-Systems Flash Disk Pioneers Ltd. 1                   103,500        2,676,510
Neoware, Inc. 1                                        139,635        4,135,989
Radiant Systems, Inc. 1                                228,432        3,088,400
--------------------------------------------------------------------------------
                                                                      9,900,899
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 3.3%
Dolby Laboratories, Inc., Class A 1                    155,000        3,239,500
Netflix, Inc. 1                                        164,850        4,779,001
THQ, Inc. 1                                            166,050        4,299,035
--------------------------------------------------------------------------------
                                                                     12,317,536
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.5%
Amylin Pharmaceuticals, Inc. 1                          59,600        2,917,420
Nektar Therapeutics 1                                  147,100        2,997,898
United Therapeutics Corp. 1                             53,200        3,526,096
--------------------------------------------------------------------------------
                                                                      9,441,414
--------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS, GAUGES & METERS -- 0 8%
Itron, Inc. 1                                           47,350        2,833,897
--------------------------------------------------------------------------------
                                                                      2,833,897
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.7%
eResearch Technology, Inc. 1                           229,427        3,301,455
Haemonetics Corp. 1                                     61,650        3,129,970
--------------------------------------------------------------------------------
                                                                      6,431,425
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5.3%
FormFactor, Inc. 1                                      97,050        3,816,006
O2Micro International Ltd., ADR 1,3                    553,200        5,880,516
PMC-Sierra, Inc. 1                                     288,490        3,545,542

See notes to Schedule of Investments on page 27.


1 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Silicon Motion Technology Corp., ADR 1,3               244,350    $   2,963,965
SiRF Technology Holdings, Inc. 1                       102,750        3,638,378
--------------------------------------------------------------------------------
                                                                     19,844,407
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.1%
TETRA Technologies, Inc. 1                              84,250        3,963,120
--------------------------------------------------------------------------------
                                                                      3,963,120
--------------------------------------------------------------------------------

ENTERTAINMENT -- 0.7%
Imax Corp. 1                                           245,650        2,493,348
--------------------------------------------------------------------------------
                                                                      2,493,348
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 0.8%
Portfolio Recovery Associates, Inc. 1                   60,500        2,833,215
--------------------------------------------------------------------------------
                                                                      2,833,215
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.9%
Digital Insight Corp. 1                                 91,900        3,345,160
Online Resources Corp. 1                               282,183        3,668,379
--------------------------------------------------------------------------------
                                                                      7,013,539
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 0.7%
FactSet Research Systems, Inc.                          54,500        2,417,075
--------------------------------------------------------------------------------
                                                                      2,417,075
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 2.8%
Five Star Quality Care, Inc. 1                         262,940        2,863,416
Hythiam, Inc. 1                                        423,140        3,888,657
LCA-Vision, Inc.                                        76,400        3,828,404
--------------------------------------------------------------------------------
                                                                     10,580,477
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 3.2%
Centene Corp. 1                                        111,600        3,255,372
Eclipsys Corp. 1                                       111,800        2,639,598
Omnicell, Inc. 1                                       282,250        3,214,828
Vital Images, Inc. 1                                    81,100        2,763,888
--------------------------------------------------------------------------------
                                                                     11,873,686
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.8%
Matria Healthcare, Inc. 1                               75,500        2,865,980
--------------------------------------------------------------------------------
                                                                      2,865,980
--------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS -- 0.9%
Select Comfort Corp. 1                                  83,520        3,303,216
--------------------------------------------------------------------------------
                                                                      3,303,216
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.9%
Amerisafe, Inc. 1                                      356,720        4,280,640

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE (CONTINUED)
KMG America Corp. 1                                    331,570    $   2,838,239
--------------------------------------------------------------------------------
                                                                      7,118,879
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 0.8%
The Navigators Group, Inc. 1                            62,640        3,106,944
--------------------------------------------------------------------------------
                                                                      3,106,944
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.1%
Affiliated Managers Group, Inc. 1                       38,560        4,110,882
--------------------------------------------------------------------------------
                                                                      4,110,882
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 5.9%
Dril-Quip, Inc. 1                                        6,200          439,270
Helix Energy Solutions Group, Inc. 1                    74,750        2,833,025
Hornbeck Offshore Services, Inc. 1                      85,950        3,100,217
Hydril 1                                                44,320        3,454,744
National-Oilwell Varco, Inc. 1                          51,910        3,328,469
Oil States International, Inc. 1                       153,400        5,652,790
RPC, Inc.                                              128,400        2,933,940
--------------------------------------------------------------------------------
                                                                     21,742,455
--------------------------------------------------------------------------------

MANUFACTURED HOUSING -- 1.1%
Champion Enterprises, Inc. 1                           273,300        4,088,568
--------------------------------------------------------------------------------
                                                                      4,088,568
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 5.0%
LifeCell Corp. 1                                       153,350        3,458,042
Matrixx Initiatives, Inc. 1                            110,450        2,573,485
Meridian Bioscience, Inc.                               68,400        1,845,432
NuVasive, Inc. 1                                       204,490        3,854,637
PolyMedica Corp.                                        81,300        3,443,868
Viasys Healthcare, Inc. 1                              118,220        3,556,058
--------------------------------------------------------------------------------
                                                                     18,731,522
--------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER STAPLES -- 1.1%
Herbalife Ltd. 1                                       121,200        4,092,924
--------------------------------------------------------------------------------
                                                                      4,092,924
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 0.8%
Quicksilver Resources, Inc. 1                           74,100        2,864,706
--------------------------------------------------------------------------------
                                                                      2,864,706
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.4%
Fuel-Tech N.V. 1                                        99,400        1,589,406
--------------------------------------------------------------------------------
                                                                      1,589,406
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 3.0%
Cymer, Inc. 1                                           86,210        3,917,382
Entegris, Inc. 1                                       259,450        2,760,548

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT (CONTINUED)
GSI Group, Inc. 1                                      415,500    $   4,591,275
--------------------------------------------------------------------------------
                                                                     11,269,205
--------------------------------------------------------------------------------

RAILROAD EQUIPMENT -- 0.8%
American Railcar Industries, Inc.                       87,500        3,068,625
--------------------------------------------------------------------------------
                                                                      3,068,625
--------------------------------------------------------------------------------

RESTAURANTS -- 1.9%
Bob Evans Farms, Inc.                                  136,200        4,046,502
California Pizza Kitchen, Inc. 1                        92,850        3,012,983
--------------------------------------------------------------------------------
                                                                      7,059,485
--------------------------------------------------------------------------------

RETAIL -- 4.2%
Aeropostale, Inc. 1                                    174,150        5,252,364
Build-A-Bear-Workshop, Inc. 1                          150,600        4,615,890
EZCORP, Inc., Class A 1                                 95,035        2,805,433
Jos. A. Bank Clothiers, Inc. 1                          62,000        2,972,900
--------------------------------------------------------------------------------
                                                                     15,646,587
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 3.0%
Investment Technology Group, Inc. 1                     66,550        3,314,190
MarketAxess Holdings, Inc. 1                           412,628        4,963,915
optionsXpress Holdings, Inc.                           102,650        2,985,062
--------------------------------------------------------------------------------
                                                                     11,263,167
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.1%
AMN Healthcare Services, Inc. 1                        176,050        3,295,656
FTI Consulting, Inc. 1                                 173,830        4,959,370
Labor Ready, Inc. 1                                    128,710        3,082,604
--------------------------------------------------------------------------------
                                                                     11,337,630
--------------------------------------------------------------------------------

SHIPPING -- 1.1%
Trico Marine Services, Inc. 1                          123,950        4,003,585
--------------------------------------------------------------------------------
                                                                      4,003,585
--------------------------------------------------------------------------------

STEEL -- 0.5%
Oregon Steel Mills, Inc. 1                              36,700        1,877,939
--------------------------------------------------------------------------------
                                                                      1,877,939
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 2.6%
InterDigital Communications Corp. 1                    159,400        3,908,488
MasTec, Inc. 1                                         412,320        5,842,574
--------------------------------------------------------------------------------
                                                                      9,751,062
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.1%
Polo Ralph Lauren Corp.                                 67,650        4,100,267
--------------------------------------------------------------------------------
                                                                      4,100,267
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 0.9%
Hub Group, Inc., Class A 1                              72,100    $   3,286,318
--------------------------------------------------------------------------------
                                                                      3,286,318
--------------------------------------------------------------------------------

TRUCKERS -- 1.0%
Old Dominion Freight Line, Inc. 1                      133,700        3,603,215
--------------------------------------------------------------------------------
                                                                      3,603,215
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $315,318,801)                             361,930,815
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.1%
RS Mutual Funds 7                                                       208,600

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $163,427)                                 208,600
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.1%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                          11,371,984

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $11,371,984)                      11,371,984
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.7% (Cost $326,854,212)                     373,511,399
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.7)%                                     (2,430,651)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 371,080,748
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


3 |

SCHEDULE OF INVESTMENTS -- RS EMERGING GROWTH FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.0%

ADVERTISING AGENCIES -- 2.1%
aQuantive, Inc. 1                                      470,379    $  11,072,722
Marchex, Inc., Class B 1                               188,890        4,061,135
ValueClick, Inc. 1                                     262,737        4,445,510
Ventiv Health, Inc. 1                                      678           22,523
--------------------------------------------------------------------------------
                                                                     19,601,890
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 3.0%
Boston Private Financial Holdings, Inc.                277,815        9,387,369
PrivateBancorp, Inc.                                   229,874        9,537,472
SVB Financial Group 1                                  172,319        9,141,523
--------------------------------------------------------------------------------
                                                                     28,066,364
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 0.3%
Peet's Coffee & Tea, Inc. 1                             97,000        2,910,000
--------------------------------------------------------------------------------
                                                                      2,910,000
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 4.4%
Altus Pharmaceuticals, Inc. 1                          246,918        5,414,912
Arena Pharmaceuticals, Inc. 1                          248,190        4,494,721
DOV Pharmaceutical, Inc. 1                             276,370        4,416,393
Keryx Biopharmaceuticals, Inc. 1                       528,600       10,101,546
Myriad Genetics, Inc. 1                                129,180        3,370,306
PDL BioPharma, Inc. 1                                  250,430        8,214,104
Solexa, Inc. 1                                         523,330        5,222,833
--------------------------------------------------------------------------------
                                                                     41,234,815
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 0.9%
Scientific Games Corp., Class A 1                      234,300        8,230,959
--------------------------------------------------------------------------------
                                                                      8,230,959
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 0.2%
Health Grades, Inc. 1                                  340,640        1,815,577
--------------------------------------------------------------------------------
                                                                      1,815,577
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 0.4%
Linktone Ltd., ADR 1,3                                 518,539        3,396,430
--------------------------------------------------------------------------------
                                                                      3,396,430
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.4%
Atheros Communications 1                               234,990        6,154,388
AudioCodes Ltd. 1                                      679,778        9,394,532
China GrenTech Corp. Ltd., ADR 1,3                      25,630          438,273
Ciena Corp. 1                                        1,544,430        8,046,480
Ixia 1                                                 300,737        4,288,510
j2 Global Communications, Inc. 1                       230,290       10,823,630
Redback Networks, Inc. 1                               385,400        8,359,326
TALX Corp.                                             116,273        3,311,455

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY (CONTINUED)
WebEx Communications, Inc. 1                           271,210    $   9,131,641
--------------------------------------------------------------------------------
                                                                     59,948,235
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 12.4%
Akamai Technologies, Inc. 1                            206,890        6,804,612
Altiris, Inc. 1                                        260,050        5,723,701
Digital River, Inc. 1                                  248,800       10,850,168
Equinix, Inc. 1                                        241,010       15,477,662
Informatica Corp. 1                                    674,720       10,491,896
LivePerson, Inc. 1                                     247,575        1,792,443
Merge Technologies, Inc. 1                             271,459        4,335,200
MicroStrategy, Inc., Class A 1                          69,973        7,367,457
Openwave Systems, Inc. 1                               299,093        6,454,427
Optimal Group, Inc., Class A 1                         209,100        3,038,223
Quest Software, Inc. 1                                 494,420        8,256,814
Retalix Ltd. 1                                         136,550        3,375,516
RightNow Technologies, Inc. 1                          341,420        5,418,335
The TriZetto Group, Inc. 1                             296,290        5,211,741
The Ultimate Software Group, Inc. 1                    234,617        6,064,850
Tom Online, Inc., ADR 1,3                              215,500        5,482,320
Witness Systems, Inc. 1                                359,872        9,140,749
--------------------------------------------------------------------------------
                                                                    115,286,114
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 4.2%
Advanced Analogic Technologies, Inc. 1                 286,240        3,263,136
M-Systems Flash Disk Pioneers Ltd. 1                   525,822       13,597,757
Neoware, Inc. 1                                        224,090        6,637,546
RSA Security, Inc. 1                                   579,074       10,388,588
Trident Microsystems, Inc. 1                           191,340        5,560,340
--------------------------------------------------------------------------------
                                                                     39,447,367
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.2%
CNET Networks, Inc. 1                                  347,320        4,935,417
LoJack Corp. 1                                         222,540        5,336,509
Netflix, Inc. 1                                        128,260        3,718,258
THQ, Inc. 1                                            234,070        6,060,072
--------------------------------------------------------------------------------
                                                                     20,050,256
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Euronet Worldwide, Inc. 1                              242,603        9,177,672
Huron Consulting Group, Inc. 1                         223,984        6,784,475
--------------------------------------------------------------------------------
                                                                     15,962,147
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 1.0%
Armor Holdings, Inc. 1                                 157,960        9,207,488
--------------------------------------------------------------------------------
                                                                      9,207,488
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


4 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 2.4%
Adams Respiratory Therapeutics, Inc. 1                 122,940    $   4,889,324
Adolor Corp. 1                                         327,730        7,799,974
First Horizon Pharmaceutical Corp. 1                   204,953        5,166,865
United Therapeutics Corp. 1                             71,650        4,748,962
--------------------------------------------------------------------------------
                                                                     22,605,125
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 0.7%
Universal Technical Institute, Inc. 1                  214,320        6,451,032
--------------------------------------------------------------------------------
                                                                      6,451,032
--------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS, GAUGES & METERS -- 0 5%
Itron, Inc. 1                                           76,620        4,585,707
--------------------------------------------------------------------------------
                                                                      4,585,707
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 3.4%
eResearch Technology, Inc. 1                           732,365       10,538,732
Illumina, Inc. 1                                       356,766        8,473,193
IntraLase Corp. 1                                      248,340        5,761,488
Intuitive Surgical, Inc. 1                              59,230        6,989,140
--------------------------------------------------------------------------------
                                                                     31,762,553
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 5.4%
FormFactor, Inc. 1                                     219,221        8,619,770
Hittite Microwave Corp. 1                              128,880        4,344,545
Lattice Semiconductor Corp. 1                          502,410        3,346,051
Netlogic Microsystems, Inc. 1                          248,396       10,236,399
O2Micro International Ltd., ADR 1,3                    900,393        9,571,177
Silicon Motion Technology Corp., ADR 1,3               160,942        1,952,226
SiRF Technology Holdings, Inc. 1                       193,490        6,851,481
Virage Logic Corp. 1                                   521,430        5,626,230
--------------------------------------------------------------------------------
                                                                     50,547,879
--------------------------------------------------------------------------------

ELECTRONICS - TECHNOLOGY -- 0.7%
American Science and Engineering, Inc. 1                69,090        6,453,006
--------------------------------------------------------------------------------
                                                                      6,453,006
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 0.7%
TETRA Technologies, Inc. 1                             130,640        6,145,306
--------------------------------------------------------------------------------
                                                                      6,145,306
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 0.7%
Lazard Ltd., Class A                                   156,840        6,940,170
--------------------------------------------------------------------------------
                                                                      6,940,170
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.7%
Portfolio Recovery Associates, Inc. 1                  192,230        9,002,131
Sotheby's Holdings, Inc., Class A 1                    245,840        7,139,193
--------------------------------------------------------------------------------
                                                                     16,141,324
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 0.8%
Global Payments, Inc.                                  130,110    $   6,897,131
Heartland Payment Systems, Inc. 1                       35,900          889,243
--------------------------------------------------------------------------------
                                                                      7,786,374
--------------------------------------------------------------------------------

FINANCIAL INFORMATION SERVICES -- 0.7%
FactSet Research Systems, Inc.                         154,890        6,869,371
--------------------------------------------------------------------------------
                                                                      6,869,371
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 3.2%
Five Star Quality Care, Inc. 1                         233,020        2,537,588
Hythiam, Inc. 1                                        328,229        3,016,425
LCA-Vision, Inc.                                       174,960        8,767,246
Radiation Therapy Services, Inc. 1                     310,885        7,930,676
United Surgical Partners International, Inc. 1         202,530        7,171,587
--------------------------------------------------------------------------------
                                                                     29,423,522
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.7%
Allscripts Healthcare Solutions, Inc. 1                148,600        2,720,866
Centene Corp. 1                                        283,630        8,273,487
Eclipsys Corp. 1                                       209,720        4,951,489
Vital Images, Inc. 1                                   277,982        9,473,627
--------------------------------------------------------------------------------
                                                                     25,419,469
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 2.1%
Adeza Biomedical Corp. 1                               282,860        5,976,832
Healthways, Inc. 1                                     148,462        7,562,654
Matria Healthcare, Inc. 1                              168,183        6,384,227
--------------------------------------------------------------------------------
                                                                     19,923,713
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 0.6%
Four Seasons Hotels, Inc.                              102,930        5,218,551
--------------------------------------------------------------------------------
                                                                      5,218,551
--------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS -- 1.0%
Select Comfort Corp. 1                                 235,930        9,331,031
--------------------------------------------------------------------------------
                                                                      9,331,031
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 0.6%
The Navigators Group, Inc. 1                           112,000        5,555,200
--------------------------------------------------------------------------------
                                                                      5,555,200
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.2%
Affiliated Managers Group, Inc. 1                      105,080       11,202,579
--------------------------------------------------------------------------------
                                                                     11,202,579
--------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL/SPECIALTY -- 0.4%
Gardner Denver, Inc. 1                                  63,090        4,113,468
--------------------------------------------------------------------------------
                                                                      4,113,468
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


5 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.5%
Dril-Quip, Inc. 1                                      228,780    $  16,209,063
Hornbeck Offshore Services, Inc. 1                     217,560        7,847,389
Hydril 1                                               113,890        8,877,726
--------------------------------------------------------------------------------
                                                                     32,934,178
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 6.7%
I-Flow Corp. 1                                         595,255        7,928,797
Immucor, Inc. 1                                        293,335        8,415,781
Kyphon, Inc. 1                                         339,080       12,613,776
LifeCell Corp. 1                                       512,770       11,562,963
NuVasive, Inc. 1                                       449,428        8,471,718
PolyMedica Corp.                                       194,197        8,226,185
SonoSite, Inc. 1                                       121,694        4,945,644
--------------------------------------------------------------------------------
                                                                     62,164,864
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 0.6%
Atwood Oceanics, Inc. 1                                 51,220        5,173,732
--------------------------------------------------------------------------------
                                                                      5,173,732
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 0.8%
Unit Corp. 1                                           136,200        7,593,150
--------------------------------------------------------------------------------
                                                                      7,593,150
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 0.4%
VistaPrint Ltd. 1                                      138,125        4,123,031
--------------------------------------------------------------------------------
                                                                      4,123,031
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 1.1%
Photon Dynamics, Inc. 1                                243,040        4,557,000
Ultratech, Inc. 1                                      216,430        5,298,206
--------------------------------------------------------------------------------
                                                                      9,855,206
--------------------------------------------------------------------------------

RESTAURANTS -- 1.1%
California Pizza Kitchen, Inc. 1                       309,640       10,047,818
--------------------------------------------------------------------------------
                                                                     10,047,818
--------------------------------------------------------------------------------

RETAIL -- 5.6%
Aeropostale, Inc. 1                                    174,170        5,252,967
Coldwater Creek, Inc. 1                                351,315        9,766,557
GSI Commerce, Inc. 1                                   416,701        7,083,917
Hibbett Sporting Goods, Inc. 1                         251,924        8,310,973
United Natural Foods, Inc. 1                           263,689        9,221,204
Volcom, Inc. 1                                          79,717        2,832,345
Zumiez, Inc. 1                                         158,517        9,685,389
--------------------------------------------------------------------------------
                                                                     52,153,352
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 3.0%
GFI Group, Inc. 1                                      117,685        6,109,028
IntercontinentalExchange, Inc. 1                        62,530        4,317,697

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES (CONTINUED)
Investment Technology Group, Inc. 1                    185,710    $   9,248,358
optionsXpress Holdings, Inc.                           293,449        8,533,497
--------------------------------------------------------------------------------
                                                                     28,208,580
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 3.9%
AMN Healthcare Services, Inc. 1                        548,570       10,269,230
Ctrip.com International Ltd., ADR 3                    134,840       11,151,268
FTI Consulting, Inc. 1                                 335,820        9,580,945
Kenexa Corp. 1                                         167,644        5,155,053
--------------------------------------------------------------------------------
                                                                     36,156,496
--------------------------------------------------------------------------------

SHOES -- 1.0%
Crocs, Inc. 1                                           29,390          739,159
Iconix Brand Group, Inc. 1                             267,060        3,885,723
Steven Madden Ltd.                                     123,330        4,378,215
--------------------------------------------------------------------------------
                                                                      9,003,097
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.4%
Orckit Communications Ltd. 1                            31,840          699,843
WiderThan Co. Ltd., ADR 1,3                            221,340        2,926,115
--------------------------------------------------------------------------------
                                                                      3,625,958
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 1.0%
American Commercial Lines, Inc. 1                      203,440        9,602,368
--------------------------------------------------------------------------------
                                                                      9,602,368
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.2%
NeuStar, Inc., Class A 1                               149,880        4,646,280
Time Warner Telecom, Inc., Class A 1                   379,600        6,813,820
--------------------------------------------------------------------------------
                                                                     11,460,100
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $712,226,281)                             923,734,952
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                       401,910

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $301,924)                                 401,910
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                          17,917,923

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $17,917,923)                      17,917,923
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.9% (Cost $730,446,128)                     942,054,785
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.9)%                                     (8,574,160)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 933,480,625
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


6 |

SCHEDULE OF INVESTMENTS -- RS GROWTH FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.0%

AEROSPACE -- 1.3%
United Technologies Corp.                               48,000    $   2,782,560
--------------------------------------------------------------------------------
                                                                      2,782,560
--------------------------------------------------------------------------------

AIR TRANSPORTATION -- 1.6%
Southwest Airlines Co.                                 195,000        3,508,050
--------------------------------------------------------------------------------
                                                                      3,508,050
--------------------------------------------------------------------------------

ALUMINUM -- 1.6%
Alcan, Inc.                                             72,200        3,301,706
--------------------------------------------------------------------------------
                                                                      3,301,706
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 1.2%
UnionBanCal Corp.                                       36,000        2,525,760
--------------------------------------------------------------------------------
                                                                      2,525,760
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 1.0%
PepsiCo, Inc.                                           37,500        2,167,125
--------------------------------------------------------------------------------
                                                                      2,167,125
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 2.4%
Biogen Idec, Inc. 1                                     50,000        2,355,000
Cephalon, Inc. 1                                        47,300        2,849,825
--------------------------------------------------------------------------------
                                                                      5,204,825
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 3.3%
Harrah's Entertainment, Inc.                            60,000        4,677,600
International Game Technology                           65,000        2,289,300
--------------------------------------------------------------------------------
                                                                      6,966,900
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 8.9%
Cisco Systems, Inc. 1                                  200,000        4,334,000
Comverse Technology, Inc. 1                             95,000        2,235,350
Corning, Inc. 1                                         95,000        2,556,450
Motorola, Inc.                                         105,000        2,405,550
Nortel Networks Corp. 1                                775,000        2,363,750
QUALCOMM, Inc.                                          55,000        2,783,550
Research In Motion Ltd. 1                               25,000        2,122,000
--------------------------------------------------------------------------------
                                                                     18,800,650
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 5.1%
Adobe Systems, Inc.                                     65,000        2,269,800
Amdocs Ltd. 1                                           80,000        2,884,800
BEA Systems, Inc. 1                                    115,700        1,519,141
Microsoft Corp.                                        150,000        4,081,500
--------------------------------------------------------------------------------
                                                                     10,755,241
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.9%
Apple Computer, Inc. 1                                  11,730          735,706

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY (CONTINUED)
Hewlett-Packard Co.                                     85,000    $   2,796,500
Palm, Inc. 1                                           115,400        2,672,664
--------------------------------------------------------------------------------
                                                                      6,204,870
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 2.6%
Activision, Inc. 1                                     180,000        2,482,200
THQ, Inc. 1                                            115,000        2,977,350
--------------------------------------------------------------------------------
                                                                      5,459,550
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.0%
Merrill Lynch & Co., Inc.                               32,500        2,559,700
Morgan Stanley                                          60,000        3,769,200
--------------------------------------------------------------------------------
                                                                      6,328,900
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 5.3%
Abbott Laboratories                                     72,500        3,079,075
Cardinal Health, Inc.                                   38,000        2,831,760
Eli Lilly & Co.                                         47,000        2,599,100
Shire PLC, ADR 3                                        60,000        2,789,400
--------------------------------------------------------------------------------
                                                                     11,299,335
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 2.1%
Medtronic, Inc.                                         40,000        2,030,000
Varian Medical Systems, Inc. 1                          45,000        2,527,200
--------------------------------------------------------------------------------
                                                                      4,557,200
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 6.2%
Altera Corp. 1                                         140,000        2,889,600
Analog Devices, Inc.                                    70,000        2,680,300
Marvell Technology Group Ltd. 1                         53,000        2,867,300
Microchip Technology, Inc.                              62,500        2,268,750
Texas Instruments, Inc.                                 75,000        2,435,250
--------------------------------------------------------------------------------
                                                                     13,141,200
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.4%
Alliance Data Systems Corp. 1                           46,000        2,151,420
First Data Corp.                                        65,000        3,043,300
--------------------------------------------------------------------------------
                                                                      5,194,720
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 1.3%
Caremark Rx, Inc. 1                                     55,000        2,704,900
--------------------------------------------------------------------------------
                                                                      2,704,900
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 2.4%
Express Scripts, Inc. 1                                 30,000        2,637,000
WellPoint, Inc. 1                                       31,500        2,439,045
--------------------------------------------------------------------------------
                                                                      5,076,045
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


7 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.4%
Starwood Hotels & Resorts Worldwide, Inc.               44,000    $   2,980,120
--------------------------------------------------------------------------------
                                                                      2,980,120
--------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 1.3%
Agilent Technologies, Inc. 1                            71,000        2,666,050
--------------------------------------------------------------------------------
                                                                      2,666,050
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.9%
Assurant, Inc.                                          72,700        3,580,475
CIGNA Corp.                                             20,000        2,612,400
--------------------------------------------------------------------------------
                                                                      6,192,875
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.0%
Amvescap PLC, ADR 3                                    111,000        2,093,460
--------------------------------------------------------------------------------
                                                                      2,093,460
--------------------------------------------------------------------------------

LEISURE TIME -- 1.1%
Penn National Gaming, Inc. 1                            56,300        2,374,734
--------------------------------------------------------------------------------
                                                                      2,374,734
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 2.7%
Cooper Cameron Corp. 1                                  65,000        2,865,200
Nabors Industries Ltd. 1                                40,000        2,863,200
--------------------------------------------------------------------------------
                                                                      5,728,400
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 3.6%
ABB Ltd., ADR 1,3                                      235,000        2,949,250
General Electric Co.                                    70,000        2,434,600
Tyco International Ltd.                                 85,000        2,284,800
--------------------------------------------------------------------------------
                                                                      7,668,650
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 1.5%
ENSCO International, Inc.                               63,000        3,241,350
--------------------------------------------------------------------------------
                                                                      3,241,350
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 5.7%
Chesapeake Energy Corp.                                 80,000        2,512,800
EnCana Corp.                                            75,000        3,504,750
Quicksilver Resources, Inc. 1                           66,600        2,574,756
Ultra Petroleum Corp. 1                                 25,000        1,557,750
XTO Energy, Inc.                                        45,000        1,960,650
--------------------------------------------------------------------------------
                                                                     12,110,706
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 1.8%
Marathon Oil Corp.                                      27,000        2,056,590
Suncor Energy, Inc.                                     22,500        1,732,950
--------------------------------------------------------------------------------
                                                                      3,789,540
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

RAILROADS -- 1.3%
Norfolk Southern Corp.                                  50,000    $   2,703,500
--------------------------------------------------------------------------------
                                                                      2,703,500
--------------------------------------------------------------------------------

RESTAURANTS -- 1.4%
Starbucks Corp. 1                                       80,000        3,011,200
--------------------------------------------------------------------------------
                                                                      3,011,200
--------------------------------------------------------------------------------

RETAIL -- 4.7%
American Eagle Outfitters, Inc.                        100,000        2,986,000
J.C. Penney Co., Inc.                                   38,000        2,295,580
Lowe's Cos., Inc.                                       43,000        2,770,920
Urban Outfitters, Inc. 1                                75,000        1,840,500
--------------------------------------------------------------------------------
                                                                      9,893,000
--------------------------------------------------------------------------------

STEEL -- 1.9%
Nucor Corp.                                             38,000        3,982,020
--------------------------------------------------------------------------------
                                                                      3,982,020
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 1.0%
Nokia Oyj, ADR 3                                       100,000        2,072,000
--------------------------------------------------------------------------------
                                                                      2,072,000
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.5%
Coach, Inc. 1                                           90,000        3,112,200
--------------------------------------------------------------------------------
                                                                      3,112,200
--------------------------------------------------------------------------------

TOBACCO -- 1.3%
Altria Group, Inc.                                      38,000        2,692,680
--------------------------------------------------------------------------------
                                                                      2,692,680
--------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 1.4%
Comcast Corp., Special Class A 1                       115,000        3,003,800
--------------------------------------------------------------------------------
                                                                      3,003,800
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 4.9%
America Movil S.A. de C.V., ADR 3                       75,000        2,569,500
AT&T, Inc.                                             100,000        2,704,000
Verizon Communications, Inc.                            82,000        2,792,920
Vodafone Group PLC, ADR 3                              115,000        2,403,500
--------------------------------------------------------------------------------
                                                                     10,469,920
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $178,037,685)                             205,765,742
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        56,851

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $43,644)                                   56,851
--------------------------------------------------------------------------------


8 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                                                Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                       $   3,613,365

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,613,365)                        3,613,365
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.7% (Cost $181,694,694)                      209,435,958
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.3%                                             2,735,223
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 212,171,181
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


9 |

SCHEDULE OF INVESTMENTS -- THE INFORMATION AGE FUND(R)
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                             Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.0%

ADVERTISING AGENCIES -- 4.0%
aQuantive, Inc. 1                                      113,100    $   2,662,374
Marchex, Inc., Class B 1                                55,640        1,196,260
--------------------------------------------------------------------------------
                                                                      3,858,634
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 0.4%
Health Grades, Inc. 1                                   77,820          414,773
--------------------------------------------------------------------------------
                                                                        414,773
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 13.2%
AudioCodes Ltd. 1                                      123,670        1,709,119
China GrenTech Corp. Ltd., ADR 1,3                       2,670           45,657
Ciena Corp. 1                                          101,280          527,669
Finisar Corp. 1                                        123,640          612,018
Ixia 1                                                 131,560        1,876,046
JDS Uniphase Corp. 1                                   125,640          523,919
Redback Networks, Inc. 1                                99,160        2,150,780
Tellabs, Inc. 1                                         65,450        1,040,655
WebEx Communications, Inc. 1                           128,350        4,321,544
--------------------------------------------------------------------------------
                                                                     12,807,407
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 32.3%
Adobe Systems, Inc.                                     17,720          618,782
Akamai Technologies, Inc. 1                             49,570        1,630,357
Altiris, Inc. 1                                         79,670        1,753,537
AMICAS, Inc. 1                                         183,070          864,090
Ansoft Corp. 1                                          10,649          443,957
Citrix Systems, Inc. 1                                  21,410          811,439
Digital River, Inc. 1                                   28,070        1,224,133
Digitas, Inc. 1                                        161,060        2,319,264
eCollege.com, Inc. 1                                    30,250          569,910
F5 Networks, Inc. 1                                     15,140        1,097,499
Informatica Corp. 1                                    134,500        2,091,475
MICROS Systems, Inc. 1                                   4,290          197,640
Microsoft Corp.                                         26,680          725,963
Openwave Systems, Inc. 1                               102,940        2,221,445
Patni Computer Systems Ltd., ADR 1,3                       140            2,863
PDF Solutions, Inc. 1                                  157,851        2,986,541
Quest Software, Inc. 1                                 106,310        1,775,377
RADWARE Ltd. 1                                          51,070          900,364
Red Hat, Inc. 1                                         31,740          888,085
RightNow Technologies, Inc. 1                          170,362        2,703,645
Salesforce.com, Inc. 1                                  52,370        1,902,602
Symantec Corp. 1                                        72,400        1,218,492
Website Pros, Inc. 1                                    46,770          657,118

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
Witness Systems, Inc. 1                                 68,232    $   1,733,093
--------------------------------------------------------------------------------
                                                                     31,337,671
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 5.1%
Advanced Analogic Technologies, Inc. 1                  87,010          991,914
M-Systems Flash Disk Pioneers Ltd. 1                   107,810        2,787,966
Neoware, Inc. 1                                         38,480        1,139,778
--------------------------------------------------------------------------------
                                                                      4,919,658
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 9.6%
Google, Inc., Class A 1                                  2,410          939,900
Netflix, Inc. 1                                         52,380        1,518,496
THQ, Inc. 1                                             52,470        1,358,448
WebSideStory, Inc. 1                                   121,000        2,079,990
Yahoo! Inc. 1                                          106,718        3,442,723
--------------------------------------------------------------------------------
                                                                      9,339,557
--------------------------------------------------------------------------------

ELECTRONICS -- 1.1%
Supertex, Inc. 1                                        27,130        1,020,631
--------------------------------------------------------------------------------
                                                                      1,020,631
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 18.4%
ANADIGICS, Inc. 1                                      146,850        1,160,115
Eagle Test Systems, Inc. 1                               9,360          144,144
FormFactor, Inc. 1                                      31,210        1,227,177
Marvell Technology Group Ltd. 1                         27,220        1,472,602
Monolithic Power Systems, Inc. 1                        50,100          933,864
O2Micro International Ltd., ADR 1,3                    450,390        4,787,646
Pixelplus Co. Ltd., ADR 1,3                             61,760          704,064
PLX Technology, Inc. 1                                 115,612        1,450,930
PMC-Sierra, Inc. 1                                      65,640          806,716
Silicon Motion Technology Corp., ADR 1,3                79,860          968,702
SiRF Technology Holdings, Inc. 1                        24,360          862,588
Virage Logic Corp. 1                                   166,330        1,794,701
Volterra Semiconductor Corp. 1                          83,070        1,585,806
--------------------------------------------------------------------------------
                                                                     17,899,055
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.0%
WebMD Health Corp., Class A 1                              520           21,653
--------------------------------------------------------------------------------
                                                                         21,653
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.4%
Photon Dynamics, Inc. 1                                 40,660          762,375
Ultratech, Inc. 1                                       61,800        1,512,864
--------------------------------------------------------------------------------
                                                                      2,275,239
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


10 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

RETAIL -- 1.0%
GSI Commerce, Inc. 1                                    56,939    $     967,963
--------------------------------------------------------------------------------
                                                                        967,963
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 4.3%
Cogent, Inc. 1                                          90,110        1,652,617
Ctrip.com International Ltd., ADR 3                     15,040        1,243,808
Monster Worldwide, Inc. 1                               25,910        1,291,873
--------------------------------------------------------------------------------
                                                                      4,188,298
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 1.5%
Orckit Communications Ltd. 1                            55,560        1,221,209
WiderThan Co. Ltd., ADR 1,3                             18,990          251,048
--------------------------------------------------------------------------------
                                                                      1,472,257
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.7%
NeuStar, Inc., Class A 1                                54,500        1,689,500
--------------------------------------------------------------------------------
                                                                      1,689,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $70,976,408)                               92,212,296
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        33,710

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $27,219)                                   33,710
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.0%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                           4,884,291

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,884,291)                        4,884,291
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0% (Cost $75,887,918)                       97,130,297
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- 0.0%                                           (4,527)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $  97,125,770
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


11 |

SCHEDULE OF INVESTMENTS -- RS INTERNET AGE FUND(R)
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 93.5%

ADVERTISING AGENCIES -- 7.2%
aQuantive, Inc. 1                                      161,010    $   3,790,176
Marchex, Inc., Class B 1                               102,430        2,202,245
ValueClick, Inc. 1                                      25,861          437,568
--------------------------------------------------------------------------------
                                                                      6,429,989
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 0.5%
Health Grades, Inc. 1                                   79,690          424,740
--------------------------------------------------------------------------------
                                                                        424,740
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.3%
Linktone Ltd., ADR 1,3                                 178,790        1,171,074
--------------------------------------------------------------------------------
                                                                      1,171,074
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 7.6%
AudioCodes Ltd. 1                                      120,540        1,665,863
China GrenTech Corp. Ltd., ADR 1,3                       2,450           41,895
Ciena Corp. 1                                           97,140          506,099
Finisar Corp. 1                                        114,510          566,824
JDS Uniphase Corp. 1                                   119,640          498,899
WebEx Communications, Inc. 1                           103,664        3,490,367
--------------------------------------------------------------------------------
                                                                      6,769,947
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 29.7%
Akamai Technologies, Inc. 1                             34,190        1,124,509
Altiris, Inc. 1                                         41,250          907,912
AMICAS, Inc. 1                                         261,040        1,232,109
Citrix Systems, Inc. 1                                  16,060          608,674
Digital River, Inc. 1                                   54,910        2,394,625
Digitas, Inc. 1                                        224,060        3,226,464
eCollege.com, Inc. 1                                    40,240          758,122
Informatica Corp. 1                                     68,300        1,062,065
MICROS Systems, Inc. 1                                  15,670          721,917
Openwave Systems, Inc. 1                                98,230        2,119,803
Optimal Group, Inc., Class A 1                          42,900          623,337
Patni Computer Systems Ltd., ADR 1,3                       140            2,863
PDF Solutions, Inc. 1                                  151,570        2,867,704
RADWARE Ltd. 1                                          32,840          578,969
RightNow Technologies, Inc. 1                          156,018        2,476,006
Salesforce.com, Inc. 1                                  49,990        1,816,137
Symantec Corp. 1                                        69,120        1,163,290
Website Pros, Inc. 1                                    66,030          927,721
Witness Systems, Inc. 1                                 72,040        1,829,816
--------------------------------------------------------------------------------
                                                                     26,442,043
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 3.8%
M-Systems Flash Disk Pioneers Ltd. 1                    86,100        2,226,546

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY (CONTINUED)
Rackable Systems, Inc. 1                                13,050    $     689,693
Trident Microsystems, Inc. 1                            16,990          493,729
--------------------------------------------------------------------------------
                                                                      3,409,968
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 16.8%
CNET Networks, Inc. 1                                  111,260        1,581,004
Google, Inc., Class A 1                                  4,440        1,731,600
iVillage, Inc. 1                                       113,690          956,133
Netflix, Inc. 1                                         99,040        2,871,170
THQ, Inc. 1                                             34,160          884,402
WebSideStory, Inc. 1                                   139,000        2,389,410
Yahoo! Inc. 1                                          139,850        4,511,561
--------------------------------------------------------------------------------
                                                                     14,925,280
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 12.5%
Applied Micro Circuits Corp. 1                         163,280          664,550
Eagle Test Systems, Inc. 1                               8,600          132,440
Netlogic Microsystems, Inc. 1                           47,780        1,969,014
O2Micro International Ltd., ADR 1,3                    449,950        4,782,968
Pixelplus Co. Ltd., ADR 1,3                             63,430          723,102
PLX Technology, Inc. 1                                 116,590        1,463,204
Silicon Motion Technology Corp., ADR 1,3                45,660          553,856
SiRF Technology Holdings, Inc. 1                        23,320          825,761
--------------------------------------------------------------------------------
                                                                     11,114,895
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.0%
WebMD Health Corp., Class A 1                              540           22,486
--------------------------------------------------------------------------------
                                                                         22,486
--------------------------------------------------------------------------------

PRINTING & COPYING SERVICES -- 0.3%
VistaPrint Ltd. 1                                        7,980          238,203
--------------------------------------------------------------------------------
                                                                        238,203
--------------------------------------------------------------------------------

REAL ESTATE -- 0.4%
HouseValues, Inc. 1                                     42,420          349,541
--------------------------------------------------------------------------------
                                                                        349,541
--------------------------------------------------------------------------------

RETAIL -- 4.9%
Amazon.com, Inc. 1                                      38,370        1,400,889
GSI Commerce, Inc. 1                                   133,360        2,267,120
Overstock.com, Inc. 1                                   22,400          667,968
--------------------------------------------------------------------------------
                                                                      4,335,977
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.7%
ZipRealty, Inc. 1                                      172,950        1,518,501
--------------------------------------------------------------------------------
                                                                      1,518,501
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 5.6%
Cogent, Inc. 1                                          53,930          989,076

See notes to Schedule of Investments on page 27.


12 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL (CONTINUED)
Ctrip.com International Ltd., ADR 3                     22,730    $   1,879,771
Monster Worldwide, Inc. 1                               43,180        2,152,955
--------------------------------------------------------------------------------
                                                                      5,021,802
--------------------------------------------------------------------------------

TELECOMMUNICATIONS EQUIPMENT -- 0.3%
WiderThan Co. Ltd., ADR 1,3                             19,140          253,031
--------------------------------------------------------------------------------
                                                                        253,031
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 0.9%
NeuStar, Inc., Class A 1                                26,810          831,110
--------------------------------------------------------------------------------
                                                                        831,110
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $62,644,401)                               83,258,587
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        21,763

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $17,747)                                   21,763
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.1%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                           4,514,276

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $4,514,276)                        4,514,276
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.6% (Cost $67,176,424)                        87,794,626
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 1.4%                                             1,264,379
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $  89,059,005
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


13 |

SCHEDULE OF INVESTMENTS -- RS MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.3%

ALUMINUM -- 1.0%
Alcan, Inc.                                             57,700    $   2,638,621
--------------------------------------------------------------------------------
                                                                      2,638,621
--------------------------------------------------------------------------------

AUTO TRUCKS & PARTS -- 1.0%
PACCAR, Inc.                                            35,000        2,466,800
--------------------------------------------------------------------------------
                                                                      2,466,800
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 3.1%
AmericanWest Bancorp. 1                                 98,000        2,594,060
SVB Financial Group 1                                   49,500        2,625,975
Zions Bancorp                                           31,500        2,605,995
--------------------------------------------------------------------------------
                                                                      7,826,030
--------------------------------------------------------------------------------

BEVERAGE - SOFT DRINKS -- 1.1%
Hansen Natural Corp. 1                                  22,000        2,773,100
--------------------------------------------------------------------------------
                                                                      2,773,100
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.1%
Cephalon, Inc. 1                                        48,200        2,904,050
--------------------------------------------------------------------------------
                                                                      2,904,050
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 2.5%
Simpson Manufacturing Co., Inc.                         55,000        2,381,500
Vulcan Materials Co.                                    45,000        3,899,250
--------------------------------------------------------------------------------
                                                                      6,280,750
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 4.4%
Harrah's Entertainment, Inc.                            50,000        3,898,000
International Game Technology                           75,000        2,641,500
Scientific Games Corp., Class A 1                      134,000        4,707,420
--------------------------------------------------------------------------------
                                                                     11,246,920
--------------------------------------------------------------------------------

CHEMICALS -- 1.1%
Energy Conversion Devices, Inc. 1                       55,000        2,704,900
--------------------------------------------------------------------------------
                                                                      2,704,900
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.3%
Gemstar-TV Guide International, Inc. 1               1,083,600        3,348,324
--------------------------------------------------------------------------------
                                                                      3,348,324
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 6.8%
3Com Corp. 1                                           575,000        2,944,000
ADC Telecommunications, Inc. 1                         100,000        2,559,000
Ciena Corp. 1                                          525,000        2,735,250
Comverse Technology, Inc. 1                            100,000        2,353,000
Nortel Networks Corp. 1                                875,000        2,668,750
Tellabs, Inc. 1                                        251,500        3,998,850
--------------------------------------------------------------------------------
                                                                     17,258,850
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 2.1%
Adobe Systems, Inc.                                     74,000    $   2,584,080
Openwave Systems, Inc. 1                               125,000        2,697,500
--------------------------------------------------------------------------------
                                                                      5,281,580
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.7%
Apple Computer, Inc. 1                                  14,000          878,080
M-Systems Flash Disk Pioneers Ltd. 1                   100,000        2,586,000
Palm, Inc. 1                                           149,400        3,460,104
--------------------------------------------------------------------------------
                                                                      6,924,184
--------------------------------------------------------------------------------

CONSTRUCTION -- 0.8%
Chicago Bridge & Iron Company N. V., ADR 3              90,000        2,160,000
--------------------------------------------------------------------------------
                                                                      2,160,000
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.0%
THQ, Inc. 1                                            100,000        2,589,000
--------------------------------------------------------------------------------
                                                                      2,589,000
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 0.9%
Armor Holdings, Inc. 1                                  40,000        2,331,600
--------------------------------------------------------------------------------
                                                                      2,331,600
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 3.5%
Amylin Pharmaceuticals, Inc. 1                          65,000        3,181,750
Forest Laboratories, Inc. 1                             70,000        3,124,100
Shire PLC, ADR 3                                        57,000        2,649,930
--------------------------------------------------------------------------------
                                                                      8,955,780
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT & COMPONENTS -- 1.0%
AMETEK, Inc.                                            55,000        2,472,800
--------------------------------------------------------------------------------
                                                                      2,472,800
--------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS, GAUGES & METERS -- 1.1%
Thermo Electron Corp. 1                                 75,000        2,781,750
--------------------------------------------------------------------------------
                                                                      2,781,750
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 2.3%
Advanced Medical Optics, Inc. 1                         70,000        3,264,800
Varian Medical Systems, Inc. 1                          45,000        2,527,200
--------------------------------------------------------------------------------
                                                                      5,792,000
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 8.6%
Analog Devices, Inc.                                    62,500        2,393,125
Broadcom Corp., Class A 1                               55,000        2,373,800
Cypress Semiconductor Corp. 1                          215,000        3,644,250
Fairchild Semiconductor International,
   Inc. 1                                              170,000        3,241,900
Marvell Technology Group Ltd. 1                         52,000        2,813,200

See notes to Schedule of Investments on page 27.


14 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS (CONTINUED)
Microsemi Corp. 1                                       72,100    $   2,098,831
PMC-Sierra, Inc. 1                                     251,200        3,087,248
SiRF Technology Holdings, Inc. 1                        63,000        2,230,830
--------------------------------------------------------------------------------
                                                                     21,883,184
--------------------------------------------------------------------------------

FINANCE - SMALL LOANS -- 1.1%
The First Marblehead Corp.                              67,000        2,897,750
--------------------------------------------------------------------------------
                                                                      2,897,750
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 0.8%
Pharmaceutical Product Development, Inc.                63,000        2,180,430
--------------------------------------------------------------------------------
                                                                      2,180,430
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 0.2%
AMERIGROUP Corp. 1                                      27,100          570,184
--------------------------------------------------------------------------------
                                                                        570,184
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 2.2%
Express Scripts, Inc. 1                                 30,000        2,637,000
Medco Health Solutions, Inc. 1                          50,000        2,861,000
--------------------------------------------------------------------------------
                                                                      5,498,000
--------------------------------------------------------------------------------

HOTEL/MOTEL -- 1.1%
Hilton Hotels Corp.                                    112,000        2,851,520
--------------------------------------------------------------------------------
                                                                      2,851,520
--------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 1.0%
Agilent Technologies, Inc. 1                            65,000        2,440,750
--------------------------------------------------------------------------------
                                                                      2,440,750
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 2.9%
Assurant, Inc.                                          43,600        2,147,300
CIGNA Corp.                                             20,000        2,612,400
Genworth Financial, Inc., Class A                       77,000        2,574,110
--------------------------------------------------------------------------------
                                                                      7,333,810
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 2.1%
Affiliated Managers Group, Inc. 1                       28,000        2,985,080
T. Rowe Price Group, Inc.                               30,000        2,346,300
--------------------------------------------------------------------------------
                                                                      5,331,380
--------------------------------------------------------------------------------

LEISURE TIME -- 1.1%
Penn National Gaming, Inc. 1                            66,000        2,783,880
--------------------------------------------------------------------------------
                                                                      2,783,880
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.9%
BJ Services Co.                                         62,500        2,162,500
Grant Prideco, Inc. 1                                  105,000        4,498,200

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES (CONTINUED)
Hanover Compressor Co. 1                               160,000    $   2,979,200
Weatherford International Ltd. 1                        65,000        2,973,750
--------------------------------------------------------------------------------
                                                                     12,613,650
--------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 1.1%
JLG Industries, Inc.                                    93,200        2,869,628
--------------------------------------------------------------------------------
                                                                      2,869,628
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 1.9%
Cytyc Corp. 1                                           82,500        2,324,850
ResMed, Inc. 1                                          58,500        2,572,830
--------------------------------------------------------------------------------
                                                                      4,897,680
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.0%
Covance, Inc. 1                                         42,000        2,467,500
--------------------------------------------------------------------------------
                                                                      2,467,500
--------------------------------------------------------------------------------

MISCELLANEOUS CONSUMER STAPLES -- 1.0%
Herbalife Ltd. 1                                        75,000        2,532,750
--------------------------------------------------------------------------------
                                                                      2,532,750
--------------------------------------------------------------------------------

MULTI-SECTOR COMPANIES -- 2.8%
McDermott International, Inc. 1                         55,000        2,994,750
Walter Industries, Inc.                                 64,000        4,263,680
--------------------------------------------------------------------------------
                                                                      7,258,430
--------------------------------------------------------------------------------

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 1.0%
Steelcase, Inc., Class A                               145,000        2,610,000
--------------------------------------------------------------------------------
                                                                      2,610,000
--------------------------------------------------------------------------------

OFFSHORE DRILLING -- 1.2%
ENSCO International, Inc.                               58,000        2,984,100
--------------------------------------------------------------------------------
                                                                      2,984,100
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 4.2%
EOG Resources, Inc.                                     42,000        3,024,000
Quicksilver Resources, Inc. 1                           88,800        3,433,008
Ultra Petroleum Corp. 1                                 28,000        1,744,680
XTO Energy, Inc.                                        55,000        2,396,350
--------------------------------------------------------------------------------
                                                                     10,598,038
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.0%
Cymer, Inc. 1                                           58,000        2,635,520
Lam Research Corp. 1                                    55,000        2,365,000
--------------------------------------------------------------------------------
                                                                      5,000,520
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


15 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS -- 0.9%
Univision Communications, Inc., Class A 1               70,000    $   2,412,900
--------------------------------------------------------------------------------
                                                                      2,412,900
--------------------------------------------------------------------------------

RETAIL -- 4.0%
Bebe Stores, Inc.                                      130,000        2,394,600
Limited Brands, Inc.                                   125,000        3,057,500
The TJX Cos., Inc.                                     105,000        2,606,100
Urban Outfitters, Inc. 1                                90,000        2,208,600
--------------------------------------------------------------------------------
                                                                     10,266,800
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.2%
E*TRADE Financial Corp. 1                              115,000        3,102,700
--------------------------------------------------------------------------------
                                                                      3,102,700
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 1.8%
Monster Worldwide, Inc. 1                               45,000        2,243,700
West Corp. 1                                            50,000        2,233,000
--------------------------------------------------------------------------------
                                                                      4,476,700
--------------------------------------------------------------------------------

STEEL -- 1.8%
IPSCO, Inc.                                             28,000        2,914,520
Oregon Steel Mills, Inc. 1                              31,000        1,586,270
--------------------------------------------------------------------------------
                                                                      4,500,790
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 1.9%
Coach, Inc. 1                                           72,500        2,507,050
Polo Ralph Lauren Corp.                                 38,000        2,303,180
--------------------------------------------------------------------------------
                                                                      4,810,230
--------------------------------------------------------------------------------

TOBACCO -- 1.2%
Loews Corp.- Carolina Group                             64,000        3,025,280
--------------------------------------------------------------------------------
                                                                      3,025,280
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 1.0%
Tidewater, Inc.                                         45,000        2,485,350
--------------------------------------------------------------------------------
                                                                      2,485,350
--------------------------------------------------------------------------------

TRUCKERS -- 1.3%
Landstar System, Inc.                                   75,000        3,309,000
--------------------------------------------------------------------------------
                                                                      3,309,000
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 1.2%
Mirant Corp. 1                                         120,000        3,000,000
--------------------------------------------------------------------------------
                                                                      3,000,000
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

UTILITIES - TELECOMMUNICATIONS -- 1.0%
NeuStar, Inc., Class A 1                                85,000    $   2,635,000
--------------------------------------------------------------------------------
                                                                      2,635,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $214,099,443)                             250,364,973
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        37,634

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $30,240)                                   37,634
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.0%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                           5,085,752

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $5,085,752)                        5,085,752
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3% (Cost $219,215,435)                     255,488,359
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER LIABILITIES, NET -- (0.3)%                                       (780,438)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 254,707,921
--------------------------------------------------------------------------------


See notes to Schedule of Investments on page 27.

16 |

SCHEDULE OF INVESTMENTS -- RS SMALLER COMPANY GROWTH FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.7%

ADVERTISING AGENCIES -- 0.4%
Marchex, Inc., Class B 1                                55,300    $   1,188,950
--------------------------------------------------------------------------------
                                                                      1,188,950
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 2.7%
Boston Private Financial Holdings, Inc.                108,620        3,670,270
PrivateBancorp, Inc.                                   103,416        4,290,730
--------------------------------------------------------------------------------
                                                                      7,961,000
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 0.6%
Solexa, Inc. 1                                         184,960        1,845,901
--------------------------------------------------------------------------------
                                                                      1,845,901
--------------------------------------------------------------------------------

BUILDING - CEMENT -- 0.9%
US Concrete, Inc. 1                                    180,770        2,613,934
--------------------------------------------------------------------------------
                                                                      2,613,934
--------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.8%
Building Materials Holding Corp.                        67,860        2,418,530
--------------------------------------------------------------------------------
                                                                      2,418,530
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 4.6%
Century Casinos, Inc. 1                                285,720        3,040,061
Progressive Gaming International  Corp. 1              278,570        2,665,915
Scientific Games Corp., Class A 1                      158,740        5,576,536
The9 Ltd., ADR 1,3                                      81,400        2,421,650
--------------------------------------------------------------------------------
                                                                     13,704,162
--------------------------------------------------------------------------------

COMMERCIAL INFORMATION SERVICES -- 0.3%
Health Grades, Inc. 1                                  161,420          860,352
--------------------------------------------------------------------------------
                                                                        860,352
--------------------------------------------------------------------------------

COMMUNICATIONS TECHNOLOGY -- 3.4%
I.D. Systems, Inc. 1                                   106,030        2,650,750
j2 Global Communications, Inc. 1                        97,090        4,563,230
RADVision Ltd. 1                                       166,500        2,972,025
--------------------------------------------------------------------------------
                                                                     10,186,005
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 11.4%
Bottomline Technologies, Inc. 1                        150,700        2,069,111
Concur Technologies, Inc. 1                            131,440        2,435,583
Digitas, Inc. 1                                        231,230        3,329,712
Equinix, Inc. 1                                         52,740        3,386,963
Openwave Systems, Inc. 1                               135,950        2,933,801
Optimal Group, Inc., Class A 1                         229,760        3,338,413
PDF Solutions, Inc. 1                                  174,130        3,294,540
RADWARE Ltd. 1                                         133,690        2,356,955
Retalix Ltd. 1                                         108,870        2,691,266
Synplicity, Inc. 1                                     391,586        2,529,645

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (CONTINUED)
The Ultimate Software Group, Inc. 1                    115,066    $   2,974,456
Witness Systems, Inc. 1                                 94,090        2,389,886
--------------------------------------------------------------------------------
                                                                     33,730,331
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY -- 2.7%
M-Systems Flash Disk Pioneers Ltd. 1                    99,430        2,571,260
Neoware, Inc. 1                                        100,310        2,971,182
Radiant Systems, Inc. 1                                174,680        2,361,674
--------------------------------------------------------------------------------
                                                                      7,904,116
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.1%
Netflix, Inc. 1                                        109,420        3,172,086
--------------------------------------------------------------------------------
                                                                      3,172,086
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING -- 1.2%
Hexcel Corp. 1                                         162,740        3,575,398
--------------------------------------------------------------------------------
                                                                      3,575,398
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 1.3%
Adolor Corp. 1                                          58,100        1,382,780
United Therapeutics Corp. 1                             38,890        2,577,629
--------------------------------------------------------------------------------
                                                                      3,960,409
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 1.0%
Laureate Education, Inc. 1                              56,960        3,040,525
--------------------------------------------------------------------------------
                                                                      3,040,525
--------------------------------------------------------------------------------

ELECTRONICS -- 1.8%
SRS Labs, Inc. 1                                       426,450        2,567,229
Supertex, Inc. 1                                        72,810        2,739,112
--------------------------------------------------------------------------------
                                                                      5,306,341
--------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS, GAUGES & METERS -- 1.1%
Itron, Inc. 1                                           53,830        3,221,725
--------------------------------------------------------------------------------
                                                                      3,221,725
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 1.0%
Illumina, Inc. 1                                        58,990        1,401,012
Neurometrix, Inc. 1                                     37,540        1,461,808
--------------------------------------------------------------------------------
                                                                      2,862,820
--------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS & COMPONENTS -- 3.2%
ANADIGICS, Inc. 1                                      196,700        1,553,930
Microsemi Corp. 1                                       72,060        2,097,667
O2Micro International Ltd., ADR 1,3                    294,490        3,130,429
Volterra Semiconductor Corp. 1                         147,970        2,824,747
--------------------------------------------------------------------------------
                                                                      9,606,773
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


17 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 1.1%
Portfolio Recovery Associates, Inc. 1                   67,780    $   3,174,137
--------------------------------------------------------------------------------
                                                                      3,174,137
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 1.9%
Cybersource Corp. 1                                    185,500        2,070,180
Online Resources Corp. 1                               282,870        3,677,310
--------------------------------------------------------------------------------
                                                                      5,747,490
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 1.9%
Five Star Quality Care, Inc. 1                         324,270        3,531,301
LCA-Vision, Inc.                                        42,330        2,121,156
--------------------------------------------------------------------------------
                                                                      5,652,457
--------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 1.0%
Adeza Biomedical Corp. 1                               137,240        2,899,881
--------------------------------------------------------------------------------
                                                                      2,899,881
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 1.4%
Amerisafe, Inc. 1                                      342,619        4,111,428
--------------------------------------------------------------------------------
                                                                      4,111,428
--------------------------------------------------------------------------------

INSURANCE - PROPERTY & CASUALTY -- 1.3%
The Navigators Group, Inc. 1                            79,840        3,960,064
--------------------------------------------------------------------------------
                                                                      3,960,064
--------------------------------------------------------------------------------

MACHINERY - AGRICULTURAL -- 1.1%
Gehl Co. 1                                             102,590        3,397,781
--------------------------------------------------------------------------------
                                                                      3,397,781
--------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL/SPECIALTY -- 0.8%
Gardner Denver, Inc. 1                                  35,640        2,323,728
--------------------------------------------------------------------------------
                                                                      2,323,728
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 3.1%
Dril-Quip, Inc. 1                                        4,100          290,485
Hydril 1                                                38,020        2,963,659
Oil States International, Inc. 1                        74,370        2,740,535
Superior Energy Services, Inc. 1                       123,390        3,305,618
--------------------------------------------------------------------------------
                                                                      9,300,297
--------------------------------------------------------------------------------

MACHINERY - SPECIALTY -- 0.4%
Flow International Corp. 1                              97,781        1,287,776
--------------------------------------------------------------------------------
                                                                      1,287,776
--------------------------------------------------------------------------------

MANUFACTURED HOUSING -- 0.9%
Champion Enterprises, Inc. 1                           181,540        2,715,838
--------------------------------------------------------------------------------
                                                                      2,715,838
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 11.4%
AngioDynamics, Inc. 1                                   78,840        2,369,931
Encore Medical Corp. 1                                  56,668          290,140

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (CONTINUED)
I-Flow Corp. 1                                         174,720    $   2,327,270
Immucor, Inc. 1                                         96,330        2,763,708
LifeCell Corp. 1                                       160,880        3,627,844
Matrixx Initiatives, Inc. 1                             94,930        2,211,869
NuVasive, Inc. 1                                       154,420        2,910,817
Orthovita, Inc. 1                                      550,930        2,280,850
PolyMedica Corp.                                        85,243        3,610,894
ResMed, Inc. 1                                          38,480        1,692,350
SonoSite, Inc. 1                                        52,310        2,125,878
The Spectranetics Corp. 1                              291,510        3,445,648
Vital Signs, Inc.                                       76,000        4,174,680
--------------------------------------------------------------------------------
                                                                     33,831,879
--------------------------------------------------------------------------------

METAL FABRICATING -- 1.5%
Dynamic Materials Corp.                                 37,350        1,331,154
Maverick Tube Corp. 1                                   57,280        3,035,267
--------------------------------------------------------------------------------
                                                                      4,366,421
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 1.5%
Grey Wolf, Inc. 1                                      299,490        2,228,206
Unit Corp. 1                                            42,100        2,347,075
--------------------------------------------------------------------------------
                                                                      4,575,281
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES -- 0.4%
Team, Inc. 1                                            35,600        1,184,056
--------------------------------------------------------------------------------
                                                                      1,184,056
--------------------------------------------------------------------------------

POWER TRANSMISSION EQUIPMENT -- 1.0%
Regal-Beloit Corp.                                      71,600        3,026,532
--------------------------------------------------------------------------------
                                                                      3,026,532
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT -- 2.4%
GSI Group, Inc. 1                                      207,290        2,290,555
Intevac, Inc. 1                                        114,080        3,283,222
Ultratech, Inc. 1                                       60,840        1,489,363
--------------------------------------------------------------------------------
                                                                      7,063,140
--------------------------------------------------------------------------------

RAILROAD EQUIPMENT -- 0.9%
American Railcar Industries, Inc.                       73,100        2,563,617
--------------------------------------------------------------------------------
                                                                      2,563,617
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
KKR Financial Corp.                                    139,180        3,121,807
--------------------------------------------------------------------------------
                                                                      3,121,807
--------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - COMMERCIAL -- 1.3%
McGrath Rentcorp                                       127,510        3,832,951
--------------------------------------------------------------------------------
                                                                      3,832,951
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


18 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

RETAIL -- 3.6%
Cache, Inc. 1                                          203,297    $   3,728,467
Central Garden & Pet Co. 1                              82,280        4,372,359
Jos. A. Bank Clothiers, Inc. 1                          54,541        2,615,241
--------------------------------------------------------------------------------
                                                                     10,716,067
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.1%
GFI Group, Inc. 1                                       63,630        3,303,033
--------------------------------------------------------------------------------
                                                                      3,303,033
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 9.2%
AMN Healthcare Services, Inc. 1                        165,210        3,092,731
Barrett Business Services, Inc. 1                      154,850        4,180,950
Ctrip.com International Ltd., ADR 3                     33,940        2,806,838
FirstService Corp. 1                                   166,919        4,104,538
Nutri/System, Inc. 1                                    75,030        3,565,426
Providence Service Corp. 1                              69,860        2,271,847
Rollins, Inc.                                          195,600        3,958,944
Steiner Leisure Ltd. 1                                  81,900        3,316,950
--------------------------------------------------------------------------------
                                                                     27,298,224
--------------------------------------------------------------------------------

SHOES -- 1.0%
Iconix Brand Group, Inc. 1                             198,210        2,883,956
--------------------------------------------------------------------------------
                                                                      2,883,956
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 2.8%
American Commercial Lines, Inc. 1                       99,180        4,681,296
Vitran Corp., Inc. 1                                   176,650        3,545,366
--------------------------------------------------------------------------------
                                                                      8,226,662
--------------------------------------------------------------------------------

TRUCKERS -- 1.2%
Old Dominion Freight Line, Inc. 1                      128,840        3,472,238
--------------------------------------------------------------------------------
                                                                      3,472,238
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $219,092,796)                             281,196,099
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        44,498

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $36,049)                                   44,498
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.7%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                          13,887,572

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $13,887,572)                      13,887,572
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                                                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.4% (Cost $233,016,417)                    $ 295,128,169
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 0.6%                                             1,759,475
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 296,887,644
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


19 |

SCHEDULE OF INVESTMENTS -- RS GLOBAL NATURAL RESOURCES FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 75.6%

AGRICULTURE - FISHING & RANCHING -- 1.0%
Agrium, Inc.                                CAD        769,000   $   19,398,673
--------------------------------------------------------------------------------
                                                                     19,398,673
--------------------------------------------------------------------------------

ALUMINUM -- 3.2%
Century Aluminum Co. 1                               1,514,200       64,277,790
--------------------------------------------------------------------------------
                                                                     64,277,790
--------------------------------------------------------------------------------

CHEMICALS -- 1.6%
Eastman Chemical Co.                                   628,700       32,176,866
--------------------------------------------------------------------------------
                                                                     32,176,866
--------------------------------------------------------------------------------

COAL -- 7.0%
Arch Coal, Inc.                                        440,810       33,475,111
Foundation Coal Holdings, Inc.                         921,200       37,898,168
Massey Energy Co.                                      564,200       20,350,694
Peabody Energy Corp.                                   839,820       42,335,326
Western Canadian Coal Corp. 1               CAD      2,616,200        6,586,144
--------------------------------------------------------------------------------
                                                                    140,645,443
--------------------------------------------------------------------------------

ENERGY - MISCELLANEOUS -- 1.4%
Crosstex Energy, Inc.                                  366,900       28,416,405
--------------------------------------------------------------------------------
                                                                     28,416,405
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 2.5%
Brookfield Asset Management, Inc., Class A  CAD        916,700       50,456,374
--------------------------------------------------------------------------------
                                                                     50,456,374
--------------------------------------------------------------------------------

GOLD -- 2.3%
Goldcorp, Inc.                              CAD        772,300       22,596,644
Virginia Gold Mines, Inc. 1                 CAD      1,780,700       22,993,498
--------------------------------------------------------------------------------
                                                                     45,590,142
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 0.5%
PICO Holdings, Inc. 1                                  286,778        9,432,128
--------------------------------------------------------------------------------
                                                                      9,432,128
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 9.6%
Basic Energy Services, Inc. 1,6                      1,712,590       51,035,182
BJ Services Co.                                        638,200       22,081,720
Key Energy Services, Inc. 1                          3,464,100       52,827,525
Noble Corp.                                            549,150       44,536,065
Trican Well Service Ltd. 1                  CAD        469,100       21,389,369
--------------------------------------------------------------------------------
                                                                    191,869,861
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 10.4%
BHP Billiton Ltd., ADR 3                             1,153,600       45,970,960

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS (CONTINUED)
Companhia Vale do Rio Doce, ADR 3                      912,700   $   44,293,331
Ivanhoe Nickel & Platinum Ltd. 1,4,5                   203,624        1,018,120
Labrador Iron Ore Royalty Income Fund       CAD        878,100       21,827,498
Minefinders Corp. Ltd. 1                    CAD        209,000        1,610,652
Sherritt International Corp.                CAD      4,272,900       38,965,950
Teck Cominco Ltd., Class B                  CAD        849,200       54,637,914
--------------------------------------------------------------------------------
                                                                    208,324,425
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 20.8%
Anadarko Petroleum Corp.                               119,800       12,100,998
Anderson Energy Ltd. 1,6                    CAD      4,613,000       24,094,961
Clear Energy, Inc. 1,6                      CAD      3,830,800       15,088,993
Compton Petroleum Corp. 1                   CAD      4,290,800       54,707,378
Denbury Resources, Inc. 1                            1,432,000       45,351,440
Iteration Energy Ltd. 1                     CAD        294,600        1,135,163
Kereco Energy Ltd. 1                        CAD        934,000        9,101,271
Nexen, Inc.                                 CAD      1,251,700       68,916,650
Penn West Energy Trust                      CAD      1,700,500       62,160,676
Precision Drilling Trust                    CAD        692,500       22,331,250
Progress Energy Trust                       CAD        334,916        5,004,311
Talisman Energy, Inc.                       CAD      1,098,000       58,310,536
Western Oil Sands, Inc., Class A 1          CAD      1,379,100       38,248,961
--------------------------------------------------------------------------------
                                                                    416,552,588
--------------------------------------------------------------------------------

OIL - INTEGRATED DOMESTIC -- 1.8%
Petroleo Brasileiro S.A., ADR 3                        411,200       35,638,704
--------------------------------------------------------------------------------
                                                                     35,638,704
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 8.2%
Marathon Oil Corp.                                     524,400       39,943,548
Paramount Resources Ltd., Class A 1         CAD      2,408,000       85,878,495
Petrobank Energy and Resources Ltd. 1       CAD      1,478,400       17,722,824
Trilogy Energy Trust                        CAD      1,233,900       20,550,032
--------------------------------------------------------------------------------
                                                                    164,094,899
--------------------------------------------------------------------------------

STEEL -- 1.2%
Allegheny Technologies, Inc.                           373,100       22,826,258
--------------------------------------------------------------------------------
                                                                     22,826,258
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 4.1%
PPL Corp.                                            1,571,700       46,207,980
TXU Corp.                                              802,900       35,937,804
--------------------------------------------------------------------------------
                                                                     82,145,784
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,062,810,721)                         1,511,846,340
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


20 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                                                Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                $       87,873

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $81,197)                                   87,873
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.0%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                          99,998,444
BlackRock Liquidity Funds TempFund Portfolio-Institutional
   Shares 8                                                          99,998,444

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $199,996,888)                    199,996,888
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 85.6% (Cost $1,262,888,806)                  1,711,931,101
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 14.4%                                          287,886,027
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,999,817,128
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


21 |

SCHEDULE OF INVESTMENTS -- RS INVESTORS FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.1%

ADVERTISING AGENCIES -- 4.7%
ADVO, Inc.                                             100,660    $   3,221,120
--------------------------------------------------------------------------------
                                                                      3,221,120
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 5.6%
Liberty Global, Inc., Class A 1                         91,180        1,866,454
Liberty Global, Inc., Series C 1                       102,660        2,027,535
--------------------------------------------------------------------------------
                                                                      3,893,989
--------------------------------------------------------------------------------

CHEMICALS -- 3.3%
Eastman Chemical Co.                                    44,150        2,259,597
--------------------------------------------------------------------------------
                                                                      2,259,597
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 4.3%
Symantec Corp. 1                                       178,400        3,002,472
--------------------------------------------------------------------------------
                                                                      3,002,472
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.2%
Merrill Lynch & Co., Inc.                               28,000        2,205,280
--------------------------------------------------------------------------------
                                                                      2,205,280
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 2.5%
Corinthian Colleges, Inc. 1                            120,100        1,729,440
--------------------------------------------------------------------------------
                                                                      1,729,440
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 3.8%
eResearch Technology, Inc. 1                           184,010        2,647,904
--------------------------------------------------------------------------------
                                                                      2,647,904
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 3.1%
Ambac Financial Group, Inc.                             27,110        2,157,956
--------------------------------------------------------------------------------
                                                                      2,157,956
--------------------------------------------------------------------------------

INSURANCE - LIFE -- 3.1%
Conseco, Inc. 1                                         85,690        2,126,826
--------------------------------------------------------------------------------
                                                                      2,126,826
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 15.2%
Assurant, Inc.                                          71,820        3,537,135
Hanover Insurance Group, Inc.                           65,670        3,442,421
Torchmark Corp.                                         62,720        3,581,312
--------------------------------------------------------------------------------
                                                                     10,560,868
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 3.4%
Amvescap PLC, ADR 3                                    125,600        2,368,816
--------------------------------------------------------------------------------
                                                                      2,368,816
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 4.7%
Key Energy Services, Inc. 1                            212,400        3,239,100
--------------------------------------------------------------------------------
                                                                      3,239,100
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 2.0%
Teck Cominco Ltd., Class B                  CAD         21,500    $   1,383,320
--------------------------------------------------------------------------------
                                                                      1,383,320
--------------------------------------------------------------------------------

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 3.0%
Diebold, Inc.                                           50,200        2,063,220
--------------------------------------------------------------------------------
                                                                      2,063,220
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 3.0%
Compton Petroleum Corp. 1                   CAD        161,500        2,059,113
--------------------------------------------------------------------------------
                                                                      2,059,113
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 5.1%
Paramount Resources Ltd., Class A 1         CAD         99,000        3,530,719
--------------------------------------------------------------------------------
                                                                      3,530,719
--------------------------------------------------------------------------------

REAL ESTATE -- 4.7%
MI Developments, Inc., Class A                          93,900        3,277,110
--------------------------------------------------------------------------------
                                                                      3,277,110
--------------------------------------------------------------------------------

RESTAURANTS -- 5.3%
Triarc Cos., Inc., Class B                             210,500        3,679,540
--------------------------------------------------------------------------------
                                                                      3,679,540
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 9.9%
Coinmach Service Corp.                                  69,700        1,137,504
Coinmach Service Corp., Class A                         12,600          118,440
Coinstar, Inc. 1                                        79,300        2,054,663
Corrections Corp. of America 1                          79,260        3,582,552
--------------------------------------------------------------------------------
                                                                      6,893,159
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 4.2%
PPL Corp.                                              100,000        2,940,000
--------------------------------------------------------------------------------
                                                                      2,940,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $60,933,141)                               65,239,549
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                           626

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $613)                                         626
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 94.1% (Cost $60,933,754)                        65,240,175
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 5.9%                                             4,110,140
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $  69,350,315
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


22 |

SCHEDULE OF INVESTMENTS -- RS PARTNERS FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 79.6%

ADVERTISING AGENCIES -- 2.5%
ADVO, Inc. 6                                         1,954,150   $   62,532,800
--------------------------------------------------------------------------------
                                                                     62,532,800
--------------------------------------------------------------------------------

AIR TRANSPORTATION -- 0.3%
Grupo Aeroportuario del Pacifico SA de
   CV, ADR 1,3                                         217,910        6,962,224
--------------------------------------------------------------------------------
                                                                      6,962,224
--------------------------------------------------------------------------------

AUTO PARTS - AFTER MARKET -- 1.6%
Commercial Vehicle Group, Inc. 1,6                   2,047,101       39,324,810
--------------------------------------------------------------------------------
                                                                     39,324,810
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 3.4%
Greater Bay Bancorp                                    884,978       24,549,290
Hancock Holding Co.                                    568,920       26,466,158
Whitney Holding Corp.                                  877,676       31,122,391
--------------------------------------------------------------------------------
                                                                     82,137,839
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 1.0%
Angiotech Pharmaceuticals, Inc. 1                    1,661,862       24,595,558
--------------------------------------------------------------------------------
                                                                     24,595,558
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 2.2%
Liberty Global, Inc., Class A 1                      1,367,475       27,992,213
Liberty Global, Inc., Series C 1                     1,367,475       27,007,631
--------------------------------------------------------------------------------
                                                                     54,999,844
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 2.5%
Scientific Games Corp., Class A 1                    1,711,290       60,117,618
--------------------------------------------------------------------------------
                                                                     60,117,618
--------------------------------------------------------------------------------

COAL -- 2.5%
Peabody Energy Corp.                                 1,214,300       61,212,863
--------------------------------------------------------------------------------
                                                                     61,212,863
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 2.6%
Novell, Inc. 1                                       4,970,444       38,173,010
SSA Global Technologies, Inc. 1                      1,540,700       24,697,421
--------------------------------------------------------------------------------
                                                                     62,870,431
--------------------------------------------------------------------------------

COSMETICS -- 0.5%
Nu Skin Enterprises, Inc., Class A                     639,380       11,208,331
--------------------------------------------------------------------------------
                                                                     11,208,331
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 3.2%
Corinthian Colleges, Inc. 1,6                        4,298,924       61,904,506
ITT Educational Services, Inc. 1                       259,025       16,590,551
--------------------------------------------------------------------------------
                                                                     78,495,057
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS -- 2.0%
eResearch Technology, Inc. 1,6                       3,360,550   $   48,358,315
--------------------------------------------------------------------------------
                                                                     48,358,315
--------------------------------------------------------------------------------

FINANCE COMPANIES -- 4.0%
Assured Guaranty Ltd.                                1,699,040       42,476,000
Lazard Ltd., Class A                                 1,228,860       54,377,055
--------------------------------------------------------------------------------
                                                                     96,853,055
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS -- 2.2%
John H. Harland Co. 6                                1,377,730       54,144,789
--------------------------------------------------------------------------------
                                                                     54,144,789
--------------------------------------------------------------------------------

GOLD -- 2.1%
Goldcorp, Inc.                              CAD      1,739,430       50,893,799
--------------------------------------------------------------------------------
                                                                     50,893,799
--------------------------------------------------------------------------------

HEALTH CARE MANAGEMENT SERVICES -- 2.6%
AMERIGROUP Corp. 1                                   1,575,300       33,144,312
Centene Corp. 1                                      1,068,310       31,162,603
--------------------------------------------------------------------------------
                                                                     64,306,915
--------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES -- 0.8%
Paxar Corp. 1                                        1,068,470       20,909,958
--------------------------------------------------------------------------------
                                                                     20,909,958
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 4.4%
Hanover Insurance Group, Inc.                        2,033,870      106,615,465
--------------------------------------------------------------------------------
                                                                    106,615,465
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 1.7%
Affiliated Managers Group, Inc. 1                      391,780       41,767,666
--------------------------------------------------------------------------------
                                                                     41,767,666
--------------------------------------------------------------------------------

MACHINERY - OIL/WELL EQUIPMENT & SERVICES -- 2.0%
Key Energy Services, Inc. 1                          3,286,800       50,123,700
--------------------------------------------------------------------------------
                                                                     50,123,700
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 2.4%
Magellan Health Services, Inc. 1                     1,468,421       59,426,998
--------------------------------------------------------------------------------
                                                                     59,426,998
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 1.4%
Sherritt International Corp.                CAD      3,783,550       34,503,410
--------------------------------------------------------------------------------
                                                                     34,503,410
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 2.6%
Compton Petroleum Corp. 1                   CAD      4,999,100       63,738,150
--------------------------------------------------------------------------------
                                                                     63,738,150
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL -- 4.0%
Paramount Resources Ltd., Class A 1         CAD      2,225,400       79,366,280

See notes to Schedule of Investments on page 27.


23 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

OIL - INTEGRATED INTERNATIONAL (CONTINUED)
Trilogy Energy Trust                        CAD      1,063,780   $   17,716,762
--------------------------------------------------------------------------------
                                                                     97,083,042
--------------------------------------------------------------------------------

PUBLISHING - MISCELLANEOUS -- 0.8%
Playboy Enterprises, Inc., Class B 1                 1,401,570       19,902,294
--------------------------------------------------------------------------------
                                                                     19,902,294
--------------------------------------------------------------------------------

REAL ESTATE -- 2.1%
MI Developments, Inc., Class A                       1,493,000       52,105,700
--------------------------------------------------------------------------------
                                                                     52,105,700
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 3.5%
BioMed Realty Trust, Inc.                            1,330,000       39,421,200
Deerfield Triarc Capital Corp.                       1,735,720       23,414,863
KKR Financial Corp.                                  1,015,090       22,768,469
--------------------------------------------------------------------------------
                                                                     85,604,532
--------------------------------------------------------------------------------

RENTAL & LEASING SERVICES - CONSUMER -- 1.1%
Aaron Rents, Inc.                                      995,400       27,045,018
--------------------------------------------------------------------------------
                                                                     27,045,018
--------------------------------------------------------------------------------

RESTAURANTS -- 4.3%
Triarc Cos., Inc., Class B 6                         6,000,000      104,880,000
--------------------------------------------------------------------------------
                                                                    104,880,000
--------------------------------------------------------------------------------

RETAIL -- 2.9%
Dollar Tree Stores, Inc. 1                             963,677       26,664,943
Tuesday Morning Corp.                                1,946,025       44,933,717
--------------------------------------------------------------------------------
                                                                     71,598,660
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 7.2%
Coinmach Service Corp.                               1,666,400       27,195,648
Coinmach Service Corp., Class A                        815,350        7,664,290
Coinstar, Inc. 1,6                                   2,063,822       53,473,628
Corrections Corp. of America 1                       1,857,380       83,953,576
Regis Corp.                                             89,850        3,098,028
--------------------------------------------------------------------------------
                                                                    175,385,170
--------------------------------------------------------------------------------

SHIPPING -- 1.7%
Alexander & Baldwin, Inc.                              867,958       41,384,237
--------------------------------------------------------------------------------
                                                                     41,384,237
--------------------------------------------------------------------------------

STEEL -- 1.2%
Allegheny Technologies, Inc.                           484,250       29,626,415
--------------------------------------------------------------------------------
                                                                     29,626,415
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

TEXTILE - APPAREL MANUFACTURERS -- 0.3%
Carter's, Inc. 1                                       107,290   $    7,241,002
--------------------------------------------------------------------------------
                                                                      7,241,002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,444,564,803)                         1,947,955,665
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                       225,287

--------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS (Cost $200,815)                                 225,287
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 10.0%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                         122,341,246
BlackRock Liquidity Funds TempFund Portfolio-Institutional
   Shares 8                                                         122,131,246

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $244,472,492)                    244,472,492
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 89.6% (Cost $1,689,238,110)                  2,192,653,444
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 10.4%                                          254,259,330
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,446,912,774
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


24 |

SCHEDULE OF INVESTMENTS -- RS VALUE FUND
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 87.9%

ADVERTISING AGENCIES -- 2.5%
ADVO, Inc.                                             361,480   $   11,567,360
Clear Channel Outdoor Holdings, Inc. 1               1,355,620       31,789,289
--------------------------------------------------------------------------------
                                                                     43,356,649
--------------------------------------------------------------------------------

BANKS - OUTSIDE NEW YORK CITY -- 1.0%
The Shizuoka Bank Ltd.                      JPY      1,676,200       16,918,654
--------------------------------------------------------------------------------
                                                                     16,918,654
--------------------------------------------------------------------------------

BIOTECHNOLOGY RESEARCH & PRODUCTION -- 0.9%
Angiotech Pharmaceuticals, Inc. 1                    1,027,400       15,205,520
--------------------------------------------------------------------------------
                                                                     15,205,520
--------------------------------------------------------------------------------

CABLE TELEVISION SERVICES -- 5.0%
Liberty Global, Inc., Class A 1                      1,396,200       28,580,214
Liberty Global, Inc., Series C 1                     2,009,971       39,696,927
Liberty Media Corp., Class A 1                       2,218,140       18,210,930
--------------------------------------------------------------------------------
                                                                     86,488,071
--------------------------------------------------------------------------------

CASINOS & GAMBLING -- 1.2%
Scientific Games Corp., Class A 1                      564,580       19,833,695
--------------------------------------------------------------------------------
                                                                     19,833,695
--------------------------------------------------------------------------------

CHEMICALS -- 1.5%
Eastman Chemical Co.                                   519,200       26,572,656
--------------------------------------------------------------------------------
                                                                     26,572,656
--------------------------------------------------------------------------------

COAL -- 2.6%
Peabody Energy Corp.                                   891,360       44,933,458
--------------------------------------------------------------------------------
                                                                     44,933,458
--------------------------------------------------------------------------------

COMMUNICATIONS & MEDIA -- 1.4%
Discovery Holding Co., Class A 1                     1,645,630       24,684,450
--------------------------------------------------------------------------------
                                                                     24,684,450
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS -- 7.1%
Acxiom Corp.                                         1,459,070       37,702,369
Mercury Interactive Corp. 1                            478,700       16,658,760
Novell, Inc. 1                                       3,645,330       27,996,134
Symantec Corp. 1                                     2,293,300       38,596,239
--------------------------------------------------------------------------------
                                                                    120,953,502
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 4.7%
Ameriprise Financial, Inc.                             786,260       35,428,876
Merrill Lynch & Co., Inc.                              562,650       44,314,314
--------------------------------------------------------------------------------
                                                                     79,743,190
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

DRUGS & PHARMACEUTICALS -- 0.7%
Barr Pharmaceuticals, Inc. 1                           193,200   $   12,167,736
--------------------------------------------------------------------------------
                                                                     12,167,736
--------------------------------------------------------------------------------

EDUCATION SERVICES -- 0.6%
ITT Educational Services, Inc. 1                       172,260       11,033,253
--------------------------------------------------------------------------------
                                                                     11,033,253
--------------------------------------------------------------------------------

ELECTRICAL - HOUSEHOLD APPLIANCES -- 1.1%
Thomson                                     EUR        936,864       18,494,770
--------------------------------------------------------------------------------
                                                                     18,494,770
--------------------------------------------------------------------------------

ENTERTAINMENT -- 1.1%
Viacom, Inc., Class B 1                                486,985       18,895,018
--------------------------------------------------------------------------------
                                                                     18,895,018
--------------------------------------------------------------------------------

FINANCIAL - MISCELLANEOUS -- 5.2%
Ambac Financial Group, Inc.                            429,190       34,163,524
Brookfield Asset Management, Inc.,
   Class A                                  CAD        988,500       54,408,340
--------------------------------------------------------------------------------
                                                                     88,571,864
--------------------------------------------------------------------------------

GOLD -- 1.1%
Goldcorp, Inc.                              CAD        618,700       18,102,478
--------------------------------------------------------------------------------
                                                                     18,102,478
--------------------------------------------------------------------------------

HEALTH CARE FACILITIES -- 2.0%
Triad Hospitals, Inc. 1                                809,300       33,909,670
--------------------------------------------------------------------------------
                                                                     33,909,670
--------------------------------------------------------------------------------

INSURANCE - LIFE -- 2.0%
Conseco, Inc. 1                                      1,353,890       33,603,550
--------------------------------------------------------------------------------
                                                                     33,603,550
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE -- 8.0%
Assurant, Inc.                                       1,078,800       53,130,900
Genworth Financial, Inc., Class A                      993,180       33,202,007
Torchmark Corp.                                        876,240       50,033,304
--------------------------------------------------------------------------------
                                                                    136,366,211
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES -- 4.6%
Amvescap PLC, ADR 3                                  2,240,300       42,252,058
Federated Investors, Inc., Class B                     946,140       36,946,767
--------------------------------------------------------------------------------
                                                                     79,198,825
--------------------------------------------------------------------------------

MEDICAL SERVICES -- 1.8%
Magellan Health Services, Inc. 1                       763,070       30,881,443
--------------------------------------------------------------------------------
                                                                     30,881,443
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS -- 2.3%
Ivanhoe Nickel & Platinum Ltd. 1,4,5                   698,422        3,492,110

See notes to Schedule of Investments on page 27.


25 |

--------------------------------------------------------------------------------

March 31, 2006 (unaudited)   Foreign Currency 2         Shares            Value
--------------------------------------------------------------------------------

METALS & MINERALS - MISCELLANEOUS (CONTINUED)
Teck Cominco Ltd., Class B                  CAD        564,100   $   36,294,451
--------------------------------------------------------------------------------
                                                                     39,786,561
--------------------------------------------------------------------------------

OFFICE FURNITURE & BUSINESS EQUIPMENT -- 2.2%
Diebold, Inc.                                          909,680       37,387,848
--------------------------------------------------------------------------------
                                                                     37,387,848
--------------------------------------------------------------------------------

OIL - CRUDE PRODUCERS -- 5.7%
Penn West Energy Trust                      CAD      1,103,700       40,345,039
Precision Drilling Trust                    CAD        718,600       23,172,904
Talisman Energy, Inc.                       CAD        633,600       33,648,047
--------------------------------------------------------------------------------
                                                                     97,165,990
--------------------------------------------------------------------------------

PUBLISHING - NEWSPAPERS -- 1.1%
News Corp., Class B                                  1,118,340       19,638,050
--------------------------------------------------------------------------------
                                                                     19,638,050
--------------------------------------------------------------------------------

REAL ESTATE -- 3.9%
MI Developments, Inc., Class A                       1,104,220       38,537,278
The St. Joe Co.                                        449,380       28,239,039
--------------------------------------------------------------------------------
                                                                     66,776,317
--------------------------------------------------------------------------------

RESTAURANTS -- 0.9%
Yum! Brands, Inc.                                      306,390       14,970,215
--------------------------------------------------------------------------------
                                                                     14,970,215
--------------------------------------------------------------------------------

RETAIL -- 0.8%
Dollar Tree Stores, Inc. 1                             514,470       14,235,385
--------------------------------------------------------------------------------
                                                                     14,235,385
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES -- 1.3%
Nuveen Investments, Class A                            451,340       21,732,021
--------------------------------------------------------------------------------
                                                                     21,732,021
--------------------------------------------------------------------------------

SERVICES - COMMERCIAL -- 4.8%
Cendant Corp.                                        1,036,200       17,978,070
Corrections Corp. of America 1                       1,363,180       61,615,736
Regis Corp.                                             65,930        2,273,266
--------------------------------------------------------------------------------
                                                                     81,867,072
--------------------------------------------------------------------------------

SHIPPING -- 1.3%
Alexander & Baldwin, Inc.                              468,117       22,319,819
--------------------------------------------------------------------------------
                                                                     22,319,819
--------------------------------------------------------------------------------

TRANSPORTATION - MISCELLANEOUS -- 1.1%
Laidlaw International, Inc.                            713,710       19,412,912
--------------------------------------------------------------------------------
                                                                     19,412,912
--------------------------------------------------------------------------------

March 31, 2006 (unaudited)                              Shares            Value
--------------------------------------------------------------------------------

UTILITIES - CABLE TV & RADIO -- 2.2%
Comcast Corp. 1                                      1,424,070   $   37,253,671
--------------------------------------------------------------------------------
                                                                     37,253,671
--------------------------------------------------------------------------------

UTILITIES - ELECTRICAL -- 4.2%
Entergy Corp.                                          443,520       30,576,269
PPL Corp.                                            1,384,800       40,713,120
--------------------------------------------------------------------------------
                                                                     71,289,389
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,265,968,077)                         1,503,749,913
--------------------------------------------------------------------------------

                                                                          Value
--------------------------------------------------------------------------------

OTHER INVESTMENTS -- 0.0%
RS Mutual Funds 7                                                        98,638

TOTAL OTHER INVESTMENTS (Cost $88,847)                                   98,638

                                                                          Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 9.2%
BlackRock Liquidity Funds TempCash Portfolio-Institutional
   Shares 8                                                          86,272,060
BlackRock Liquidity Funds TempFund Portfolio-Institutional
   Shares 8                                                          71,735,374

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (Cost $158,007,434)                    158,007,434
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 97.1% (Cost $1,424,064,358)                  1,661,855,985
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS, NET -- 2.9%                                            48,958,808
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,710,814,793
--------------------------------------------------------------------------------

See notes to Schedule of Investments on page 27.


26 |

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

1     Non income-producing security.

2 Foreign-denominated security: CAD - Canadian Dollar, EUR - Euro Dollar, JPY - Japanese Yen.

3     ADR -- American Depository Receipt.

4     Fair value security.

5     Restricted security. See note below.

6     Affiliated issuer. See note below.

7 Investments in designated RS Mutual Funds under a deferred compensation plan adopted May 6, 2002, for disinterested Trustees.

8     Money Market Fund registered under the Investment Company Act of 1940.

TAX BASIS OF INVESTMENTS The cost of investments for federal income tax purposes at March 31, 2006, for each Fund is listed below. The net unrealized appreciation on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart.

                                                          Net Unrealized
                                                            Appreciation       Gross Unrealized      Gross Unrealized
Fund                           Cost of Investments        on Investments           Appreciation          Depreciation
RS Diversified Growth              $   328,994,777       $    44,516,622        $    52,238,169        $    7,721,547
---------------------------------------------------------------------------------------------------------------------
RS Emerging Growth                     737,435,755           204,619,030            214,639,689            10,020,659
---------------------------------------------------------------------------------------------------------------------
RS Growth                              182,867,935            26,568,023             28,207,523             1,639,500
---------------------------------------------------------------------------------------------------------------------
The Information Age Fund(R)             76,480,932            20,649,365             21,709,718             1,060,353
---------------------------------------------------------------------------------------------------------------------
RS Internet Age Fund(R)                 67,860,461            19,934,165             22,510,394             2,576,229
---------------------------------------------------------------------------------------------------------------------
RS MidCap Opportunities                220,000,116            35,488,243             37,687,854             2,199,611
---------------------------------------------------------------------------------------------------------------------
RS Smaller Company Growth              234,032,953            61,095,216             62,727,865             1,632,649
---------------------------------------------------------------------------------------------------------------------
RS Global Natural Resources          1,264,172,129           447,758,972            465,412,222            17,653,250
---------------------------------------------------------------------------------------------------------------------
RS Investors                            60,985,522             4,254,653              4,810,606               555,953
---------------------------------------------------------------------------------------------------------------------
RS Partners                          1,693,354,533           499,298,911            508,202,844             8,903,933
---------------------------------------------------------------------------------------------------------------------
RS Value                             1,425,312,621           236,543,364            248,741,341            12,197,977

RESTRICTED SECURITIES A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds' Board of Trustees. See table below for restricted securities held at March 31, 2006.

                                                                                                                        % of Fund's
Fund                 Security                            Shares            Cost           Value     Acquisition Date     Net Assets
RS Global Natural    Ivanhoe Nickel & Platinum Ltd.     203,624     $   784,997     $ 1,018,120     4/25/97 - 5/7/98
Resources
------------------------------------------------------------------------------------------------------------------------------------
                                                                        784,997       1,018,120                                0.05%
------------------------------------------------------------------------------------------------------------------------------------
RS Value             Ivanhoe Nickel & Platinum Ltd.     698,422       2,837,501       3,492,110     4/25/97 - 5/7/98
------------------------------------------------------------------------------------------------------------------------------------
                                                                      2,837,501       3,492,110                                0.20%
------------------------------------------------------------------------------------------------------------------------------------

AFFILIATED ISSUERS If a Fund owns 5% or more of the outstanding voting securities of an issuer, the Fund's investment represents an investment in an affiliate as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended March 31, 2006 is listed below.

                                                  Number of                                 Number of
                                             Shares Held at                               Shares Held
                                               Beginning of        Gross         Gross      at End of                   Value at End
Fund         Issuer                                  Period    Additions    Reductions         Period        Income        of Period
RS Global    Anderson Energy Ltd.                 3,194,400    1,418,600            --      4,613,000    $       --     $ 24,094,961
Natural      Basic Energy Services, Inc.          1,712,590           --            --      1,712,590            --       51,035,182
Resources    Clear Energy, Inc.                   3,736,000      964,990       870,190      3,830,800            --       15,088,993
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 --       90,219,136
------------------------------------------------------------------------------------------------------------------------------------


27 |

--------------------------------------------------------------------------------

Partners     ADVO, Inc.                           1,859,150       95,000            --      1,954,150       204,507       62,532,800
             Coinstar, Inc.                       1,716,861      346,961            --      2,063,822            --       53,473,628
             Commercial Vehicle Group, Inc.       1,934,600      112,501            --      2,047,101            --       39,324,810
             Corinthian Colleges, Inc.            4,073,339      225,585            --      4,298,924            --       61,904,506
             eResearch Technology, Inc.           1,604,973    1,755,577            --      3,360,550            --       48,358,315
             John H. Harland Co.                  1,334,530       43,200            --      1,377,730       206,660       54,144,789
             Triarc Cos., Inc., Class B           6,000,000           --            --      6,000,000     1,440,000      104,880,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1,851,167      424,618,848
------------------------------------------------------------------------------------------------------------------------------------

For information about the Fund's policy regarding valuation of investments and other significant accounting policies please see the Fund's most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission's Web site at http://www.sec.gov, or visit RS Investments' Web site at www.RSinvestments.com.


28 |


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer has concluded, as of a date within 90 days of the filing of this report, based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Terry R. Otton
                         ------------------------------------------------------
                           Terry R. Otton, President
                           (principal executive officer)

Date         May 26, 2006
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Terry R. Otton
                         ------------------------------------------------------
                           Terry R. Otton, President
                           (principal executive officer)

Date         May 26, 2006
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Terry R. Otton
                         ------------------------------------------------------
                           Terry R. Otton, Treasurer
                           (principal financial officer)

Date         May 26, 2006
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.